Financial assets at FVTPL - Summary of financial assets at fair value through profit or loss (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-current
- Investment in a listed company	¥ 58,151	¥ 56,919	¥ 0
Current
- Non-equity investments	1,735,333	1,685,146	317,042
Financial assets at FVTPL	1,793,484	1,742,065	¥ 317,042
Investment in a Private Investment Fund
Non-current
- Investment in a listed company	17,280
Investment In a Listed Company
Non-current
- Investment in a listed company	¥ 40,871	¥ 56,919